Average Annual Total Returns - Class 1 Shares - JPMorgan Insurance Trust Core Bond Portfolio	Class 1 Past1 Year	Class 1 Past5 Years	Class 1 Past10 Years	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past1 Year	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past5 Years	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past10 Years
Total	7.84%	4.30%	3.86%	7.51%	4.44%	3.84%